Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
BALANCE (in shares) at Dec. 31, 2021	0	5,171,241
Balance at Dec. 31, 2021	$ 0	$ 1	$ 320,952	$ (391)	$ (151,795)	$ 168,767
Stock-based compensation	$ 0	$ 0	23,959	0	0	23,959
Issuance of common stock upon exercise of options (in shares)	0	107,332
Issuance of common stock upon exercise of options	$ 0	$ 0	1,174	0	0	1,174
Issuance of common stock upon vesting of restricted stock units (in shares)	0	130,268
Issuance of common stock upon vesting of restricted stock units	$ 0	$ 0	0	0	0	0
Taxes related to net share settlement of equity awards (in shares)	0	(44,694)
Taxes related to net share settlement of equity awards	$ 0	$ 0	(3,790)	0	0	(3,790)
Issuance of common stock under the Common Stock Purchase Agreement (in shares)	0	38,167
Issuance of common stock under the Common Stock Purchase Agreement	$ 0	$ 0	2,891	0	0	2,891
Stock issuance costs related to the Common Stock Purchase Agreement	$ 0	$ 0	(29)	0	0	(29)
Conversion of convertible note into common stock (in shares)	0	34,323
Conversion of convertible note into common stock	$ 0	$ 0	600	0	0	600
Other comprehensive loss, net of tax	0	0	0	(888)	0	(888)
Net loss	0	0	0	0	(98,714)	(98,714)
Issuance of common stock upon exercise of public warrants	$ 0	$ 0	0	0	0	0
BALANCE (in shares) at Dec. 31, 2022	0	5,436,637
Balance at Dec. 31, 2022	$ 0	$ 1	345,757	(1,279)	(250,509)	93,970
Stock-based compensation	$ 0	$ 0	6,513	0	0	6,513
Issuance of common stock upon exercise of options (in shares)	0	68,969
Issuance of common stock upon exercise of options	$ 0	$ 0	391	0	0	391
Issuance of common stock upon vesting of restricted stock units (in shares)	0	99,460
Taxes related to net share settlement of equity awards (in shares)	0	(44,028)
Taxes related to net share settlement of equity awards	$ 0	$ 0	(867)	0	0	(867)
Conversion of convertible note into common stock (in shares)	0	137,947
Conversion of convertible note into common stock	$ 0	$ 0	1,755	0	0	1,755
Other comprehensive loss, net of tax	0	0	0	469	0	469
Net loss	$ 0	$ 0	0	0	(26,265)	(26,265)
BALANCE (in shares) at Mar. 31, 2023	0	5,698,985
Balance at Mar. 31, 2023	$ 0	$ 1	353,549	(810)	(276,774)	75,966
BALANCE (in shares) at Dec. 31, 2022	0	5,436,637
Balance at Dec. 31, 2022	$ 0	$ 1	345,757	(1,279)	(250,509)	93,970
Stock-based compensation	$ 0	$ 0	18,071	0	0	$ 18,071
Issuance of common stock upon exercise of options (in shares)	0	81,814				81,814
Issuance of common stock upon exercise of options	$ 0	$ 0	455	0	0	$ 455
Issuance of common stock upon vesting of restricted stock units (in shares)	0	330,661
Issuance of common stock upon vesting of restricted stock units	$ 0	$ 0	0	0	0	0
Taxes related to net share settlement of equity awards (in shares)	0	(125,825)
Taxes related to net share settlement of equity awards	$ 0	$ 0	(1,441)	0	0	(1,441)
Issuance of common stock under the Common Stock Purchase Agreement (in shares)	0	19,500
Issuance of common stock under the Common Stock Purchase Agreement	$ 0	$ 0	136	0	0	136
Stock issuance costs related to the Common Stock Purchase Agreement	$ 0	$ 0	(3)	0	0	(3)
Issuance of common stock through the Employee Stock Purchase Plan (in shares)	0	64,773
Issuance of common stock through the Employee Stock Purchase Plan	$ 0	$ 0	334	0	0	334
Conversion of convertible note into common stock (in shares)	0	502,530
Conversion of convertible note into common stock	$ 0	$ 0	3,338	0	0	3,338
Other comprehensive loss, net of tax	0	0	0	1,289	0	1,289
Net loss	$ 0	$ 0	0	0	(87,126)	(87,126)
BALANCE (in shares) at Dec. 31, 2023	0	6,310,090
Balance at Dec. 31, 2023	$ 0	$ 1	366,647	10	(337,635)	29,023
Stock-based compensation	$ 0	$ 0	3,014	0	0	3,014
Issuance of common stock upon vesting of restricted stock units (in shares)	0	98,623
Taxes related to net share settlement of equity awards (in shares)	0	(34,694)
Taxes related to net share settlement of equity awards	$ 0	$ 0	(45)	0	0	(45)
Issuance of common stock under the Common Stock Purchase Agreement (in shares)	0	129,000
Issuance of common stock under the Common Stock Purchase Agreement	$ 0	$ 0	165	0	0	165
Other comprehensive loss, net of tax	0	0	0	(14)	0	(14)
Net loss	$ 0	$ 0	0	0	(10,219)	(10,219)
BALANCE (in shares) at Mar. 31, 2024	0	6,503,019
Balance at Mar. 31, 2024	$ 0	$ 1	$ 369,781	$ (4)	$ (347,854)	$ 21,924